Consolidated Statements of Changes in Convertible Preferred Stock, Redeemable Common Stock and Shareholders' Deficit - USD ($)	Total	Warrants issued in conjunction with series A preferred stock	Series A Preferred Stock	Series Seed Preferred Stock	Redeemable Common Stock	Common stock	Additional Paid-in Capital	Additional Paid-in Capital Warrants issued in conjunction with series A preferred stock	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2018			0	0	16,666
Beginning balance at Dec. 31, 2018			$ 0	$ 0	$ 165,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Change in fair value of redeemable common stock to redemption value					$ (39,000)
Ending balance (in shares) at Dec. 31, 2019			0	0	16,666
Ending balance at Dec. 31, 2019	$ 126,000		$ 0	$ 0	$ 126,000
Beginning balance (in shares) at Dec. 31, 2018						279,934
Beginning balance at Dec. 31, 2018	(18,390,842)					$ 280	$ 666,744		$ (19,057,866)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense, including vesting of restricted stock and issuance of common stock (in shares)						44,211
Share-based compensation expense, including vesting of restricted stock and issuance of common stock	775,255					$ 44	775,211
Change in fair value of redeemable common stock to redemption value	39,000						39,000
Net (loss) income	(6,384,169)								(6,384,169)
Ending balance (in shares) at Dec. 31, 2019						324,145
Ending balance at Dec. 31, 2019	(23,960,756)					$ 324	1,480,955		(25,442,035)
Increase (Decrease) in Temporary Equity [Roll Forward]
Change in fair value of redeemable common stock to redemption value					$ (13,000)
Ending balance (in shares) at Mar. 31, 2020			0	0	16,666
Ending balance at Mar. 31, 2020			$ 0	$ 0	$ 113,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense, including vesting of restricted stock and issuance of common stock (in shares)						7,512
Share-based compensation expense, including vesting of restricted stock and issuance of common stock	126,967					$ 8	126,959
Change in fair value of redeemable common stock to redemption value	13,000						13,000
Net (loss) income	826,480								826,480
Ending balance (in shares) at Mar. 31, 2020						331,657
Ending balance at Mar. 31, 2020	(22,994,309)					$ 332	1,620,914		(24,615,555)
Beginning balance (in shares) at Dec. 31, 2019			0	0	16,666
Beginning balance at Dec. 31, 2019	126,000		$ 0	$ 0	$ 126,000
Ending balance (in shares) at Sep. 30, 2020			83,707	2,624,324	16,666
Ending balance at Sep. 30, 2020			$ 568,637	$ 6,341,288	$ 32,000
Beginning balance (in shares) at Dec. 31, 2019						324,145
Beginning balance at Dec. 31, 2019	(23,960,756)					$ 324	1,480,955		(25,442,035)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	7,429,214
Ending balance (in shares) at Sep. 30, 2020						331,746
Ending balance at Sep. 30, 2020	(16,217,752)					$ 332	1,794,737		(18,012,821)
Beginning balance (in shares) at Dec. 31, 2019			0	0	16,666
Beginning balance at Dec. 31, 2019	126,000		$ 0	$ 0	$ 126,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Change in fair value of redeemable common stock to redemption value					$ (97,000)
Temporary equity new shares issued (in shares)			132,537	8,771
Temporary equity new shares issued			$ 950,000	$ 50,000
Conversion of debt to equity (in shares)			78,178	2,615,553
Conversion of debt to equity			$ 529,902	$ 6,291,288
Fair value of warrants issued in conjunction with the Series A preferred stock			$ (78,967)
Ending balance (in shares) at Dec. 31, 2020			210,715	2,624,324	16,666
Ending balance at Dec. 31, 2020	7,771,223		$ 1,400,935	$ 6,341,288	$ 29,000
Beginning balance (in shares) at Dec. 31, 2019						324,145
Beginning balance at Dec. 31, 2019	(23,960,756)					$ 324	1,480,955		(25,442,035)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Fair value of warrants issued in conjunction with the Series A preferred stock		$ 78,967						$ 78,967
Share-based compensation expense, including vesting of restricted stock and issuance of common stock (in shares)						7,644
Share-based compensation expense, including vesting of restricted stock and issuance of common stock	219,245					$ 8	219,237
Change in fair value of redeemable common stock to redemption value	97,000						97,000
Net (loss) income	6,644,465								6,644,465
Ending balance (in shares) at Dec. 31, 2020						331,789
Ending balance at Dec. 31, 2020	(16,921,079)					$ 332	1,876,159		(18,797,570)
Beginning balance (in shares) at Mar. 31, 2020			0	0	16,666
Beginning balance at Mar. 31, 2020			$ 0	$ 0	$ 113,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Change in fair value of redeemable common stock to redemption value					$ (82,000)
Temporary equity new shares issued (in shares)			20,926	8,771
Temporary equity new shares issued			$ 150,000	$ 50,000
Conversion of debt to equity (in shares)				2,615,553
Conversion of debt to equity				$ 6,291,288
Fair value of warrants issued in conjunction with the Series A preferred stock			$ (7,843)
Ending balance (in shares) at Jun. 30, 2020			20,926	2,624,324	16,666
Ending balance at Jun. 30, 2020			$ 142,157	$ 6,341,288	$ 31,000
Beginning balance (in shares) at Mar. 31, 2020						331,657
Beginning balance at Mar. 31, 2020	(22,994,309)					$ 332	1,620,914		(24,615,555)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Fair value of warrants issued in conjunction with the Series A preferred stock		7,843						7,843
Share-based compensation expense, including vesting of restricted stock and issuance of common stock (in shares)						44
Share-based compensation expense, including vesting of restricted stock and issuance of common stock	30,642						30,642
Change in fair value of redeemable common stock to redemption value	82,000						82,000
Net (loss) income	7,478,971								7,478,971
Ending balance (in shares) at Jun. 30, 2020						331,701
Ending balance at Jun. 30, 2020	(15,394,853)					$ 332	1,741,399		(17,136,584)
Increase (Decrease) in Temporary Equity [Roll Forward]
Change in fair value of redeemable common stock to redemption value					$ 1,000
Temporary equity new shares issued (in shares)			62,781
Temporary equity new shares issued			$ 450,000
Fair value of warrants issued in conjunction with the Series A preferred stock			$ (23,520)
Ending balance (in shares) at Sep. 30, 2020			83,707	2,624,324	16,666
Ending balance at Sep. 30, 2020			$ 568,637	$ 6,341,288	$ 32,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Fair value of warrants issued in conjunction with the Series A preferred stock		23,520						23,520
Share-based compensation expense, including vesting of restricted stock and issuance of common stock (in shares)						45
Share-based compensation expense, including vesting of restricted stock and issuance of common stock	30,818						30,818
Change in fair value of redeemable common stock to redemption value	(1,000)						(1,000)
Net (loss) income	(876,237)								(876,237)
Ending balance (in shares) at Sep. 30, 2020						331,746
Ending balance at Sep. 30, 2020	(16,217,752)					$ 332	1,794,737		(18,012,821)
Beginning balance (in shares) at Dec. 31, 2020			210,715	2,624,324	16,666
Beginning balance at Dec. 31, 2020	7,771,223		$ 1,400,935	$ 6,341,288	$ 29,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Temporary equity new shares issued (in shares)			453,094
Temporary equity new shares issued			$ 3,034,526
Conversion of debt to equity (in shares)			844,824
Conversion of debt to equity			$ 5,728,793
Fair value of warrants issued in conjunction with the Series A preferred stock			$ (158,658)
Ending balance (in shares) at Mar. 31, 2021			1,508,633	2,624,324	16,666
Ending balance at Mar. 31, 2021			$ 9,992,208	$ 6,341,288	$ 29,000
Beginning balance (in shares) at Dec. 31, 2020						331,789
Beginning balance at Dec. 31, 2020	(16,921,079)					$ 332	1,876,159		(18,797,570)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Fair value of warrants issued in conjunction with the Series A preferred stock		158,658						158,658
Share-based compensation expense, including vesting of restricted stock and issuance of common stock (in shares)						4,218
Share-based compensation expense, including vesting of restricted stock and issuance of common stock	25,513					$ 4	25,509
Net (loss) income	(892,049)								(892,049)
Ending balance (in shares) at Mar. 31, 2021						336,007
Ending balance at Mar. 31, 2021	(17,478,072)					$ 336	2,211,211		(19,689,619)
Beginning balance (in shares) at Dec. 31, 2020			210,715	2,624,324	16,666
Beginning balance at Dec. 31, 2020	7,771,223		$ 1,400,935	$ 6,341,288	$ 29,000
Ending balance (in shares) at Sep. 30, 2021			2,212,543	2,624,324	16,666
Ending balance at Sep. 30, 2021	21,064,623		$ 14,641,005	$ 6,341,288	$ 82,330
Beginning balance (in shares) at Dec. 31, 2020						331,789
Beginning balance at Dec. 31, 2020	(16,921,079)					$ 332	1,876,159		(18,797,570)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(7,365,005)
Ending balance (in shares) at Sep. 30, 2021						348,531
Ending balance at Sep. 30, 2021	(23,213,933)					$ 348	2,948,294		(26,162,575)
Beginning balance (in shares) at Mar. 31, 2021			1,508,633	2,624,324	16,666
Beginning balance at Mar. 31, 2021			$ 9,992,208	$ 6,341,288	$ 29,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Change in fair value of redeemable common stock to redemption value					$ 53,330
Temporary equity new shares issued (in shares)			285,351
Temporary equity new shares issued			$ 1,948,309
Fair value of warrants issued in conjunction with the Series A preferred stock			$ (106,935)
Ending balance (in shares) at Jun. 30, 2021			2,212,543	2,624,324	16,666
Ending balance at Jun. 30, 2021			$ 14,641,005	$ 6,341,288	$ 82,330
Beginning balance (in shares) at Mar. 31, 2021						336,007
Beginning balance at Mar. 31, 2021	(17,478,072)					$ 336	2,211,211		(19,689,619)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Fair value of warrants issued in conjunction with the Series A preferred stock		$ 106,935						$ 106,935
Share-based compensation expense, including vesting of restricted stock and issuance of common stock (in shares)						6,262
Share-based compensation expense, including vesting of restricted stock and issuance of common stock	119,363					$ 6	119,357
Change in fair value of redeemable common stock to redemption value	(53,330)						(53,330)
Net (loss) income	(5,030,164)								(5,030,164)
Ending balance (in shares) at Jun. 30, 2021						342,269
Ending balance at Jun. 30, 2021	(22,304,859)					$ 342	2,414,582		(24,719,783)
Ending balance (in shares) at Sep. 30, 2021			2,212,543	2,624,324	16,666
Ending balance at Sep. 30, 2021	21,064,623		$ 14,641,005	$ 6,341,288	$ 82,330
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense, including vesting of restricted stock and issuance of common stock (in shares)						6,262
Share-based compensation expense, including vesting of restricted stock and issuance of common stock	161,823					$ 6	161,817
Net (loss) income	(1,442,792)								(1,442,792)
Ending balance (in shares) at Sep. 30, 2021						348,531
Ending balance at Sep. 30, 2021	$ (23,213,933)					$ 348	$ 2,948,294		$ (26,162,575)